Share-Based Awards Plan - Option Activity (Detail) - iQIYI - 2010 and 2021 Equity Incentive Plan - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of share options
Outstanding, December 31, 2024	578,455,922
Granted	76,706,000
Forfeited / Expired	(26,876,122)
Exercised	(14,490,399)
Outstanding, December 31, 2025	613,795,401	578,455,922
Vested and expected to vest at December 31, 2025	597,060,358
Exercisable at December 31, 2025	419,870,276
Weighted average exercise price (US$)
Outstanding, December 31, 2024	$ 0.28
Granted	0.01
Forfeited / Expired	0.24
Exercised	0
Outstanding, December 31, 2025	0.25	$ 0.28
Vested and expected to vest at December 31, 2025	0.26
Exercisable at December 31, 2025	$ 0.36
Weighted average remaining contractual life (Years)
Outstanding	6 years	6 years 6 months
Vested and expected to vest at December 31, 2025	5 years 10 months 24 days
Exercisable at December 31, 2025	4 years 9 months 18 days
Aggregate intrinsic value (US$ in millions)
Outstanding	$ 82	$ 73
Vested and expected to vest at December 31, 2025	78
Exercisable at December 31, 2025	$ 31